Warrants (Details)					3 Months Ended	9 Months Ended
	Apr. 30, 2022 shares	Jan. 30, 2022 $ / shares shares	Oct. 31, 2021 USD ($) shares	Aug. 10, 2021 USD ($) $ / shares shares	Jul. 31, 2022 USD ($) d shares	Jul. 31, 2022 USD ($) d	Dec. 27, 2021 $ / shares
Disclosure of classes of share capital [line items]
Warrants, term					5 years	5 years
Exercise price of warrants (in dollars per share)		$ 11.5
Redemption price of warrants (in dollars per share)		$ 0.1					$ 0.1
Number of warrants exercised (in shares) | shares		9,678			9,578
Proceeds from exercise of warrants | $					$ 22,370
Cashless exercises | $					$ 45,868,706
Exercise of warrants (in shares) | shares					(22,540,651)
Cashless exercises (in shares) | shares					22,540,651
Redemptions | $					$ 44,967
Redemptions (in shares) | shares					449,665
Warrants | $			$ 82,109,334		$ 0	$ 0
Fair value adjustment of warrants | $						$ 36,173,291
Shares issued per warrant							0.253
Number of warrants unexercised (in shares) | shares		449,665
Public Warrant
Disclosure of classes of share capital [line items]
Exercise price of warrants (in dollars per share)				$ 11.5
Redemption price of warrants (in dollars per share)				0.01
Warrants outstanding, threshold trading days | d					20	20
Warrants outstanding, threshold consecutive trading days | d					30	30
Redemption price of warrants after maximum stock price trigger (in dollars per share)				0.1
Public Warrant | Minimum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)				10
Public Warrant | Maximum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)				18
Private Warrant
Disclosure of classes of share capital [line items]
Exercise price of warrants (in dollars per share)				11.5
Private Warrant | Minimum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)				10
Private Warrant | Maximum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)				$ 18
Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Number of warrants assumed in acquisition (in shares) | shares	0		22,999,894	23,000,000
Fair market value of warrants (in dollars per share)				$ 2.1
Warrant liability | $			$ 82,109,334	$ 48,299,987	$ 0	$ 0
Peridot Acquisition Corp. | Public Warrant
Disclosure of classes of share capital [line items]
Number of warrants assumed in acquisition (in shares) | shares				15,000,000
Peridot Acquisition Corp. | Private Warrant
Disclosure of classes of share capital [line items]
Number of warrants assumed in acquisition (in shares) | shares				8,000,000